Deposits received at banks - Summary of the Deposit Liabilities (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Domestic
Noninterest-bearing deposits	¥ 42,688	¥ 28,627
Interest-bearing deposits	1,544,570	1,477,496
Subtotal	1,587,258	1,506,123
Foreign
Noninterest-bearing deposits	10,860
Interest-bearing deposits	1,689,975	1,599,458
Subtotal	1,700,835	1,599,458
Total	¥ 3,288,093	¥ 3,105,581